Share-based payments - Outstanding Stock Options (Details)	6 Months Ended
Jun. 30, 2025 shares $ / shares
Share-based Payment Arrangements [Abstract]
Outstanding, beginning of period (in shares) | shares	6,545,819
Forfeited (in shares) | shares	(1,042,645)
Outstanding, end of period (in shares) | shares	5,503,174
Outstanding, beginning of period (CAD per share) | $ / shares	$ 61
Forfeited (CAD per share) | $ / shares	57
Outstanding, end of period (CAD per share) | $ / shares	$ 62